DoubleLine Income Solutions Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.9%
10,000,000	Air Canada, Series 2020-1-C	10.50	% (a)	07/15/2026	10,909,000
1,150,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-D	5.83	% (a)	01/18/2028	1,099,468
2,000,000	Blue Stream Issuer LLC, Series 2023-1A-C	8.90	% (a)	05/20/2053	1,878,213
459,460	Castlelake Aircraft Securitization Trust, Series 2018-1-C	6.63	% (a)(b)	06/15/2043	142,873
1,969,303	Castlelake Aircraft Structured Trust, Series 2021-1A-C	7.00	% (a)(b)	01/15/2046	1,405,442
447,094	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43	% (a)	05/17/2027	446,389
2,750,000	Pagaya AI Debt Selection Trust, Series 2021-3-CERT	0.00	% (a)(b)(c)	05/15/2029	73,194
262,615	Pagaya AI Debt Selection Trust, Series 2022-1-A	2.03	% (a)	10/15/2029	258,668
587,213	Pagaya Al Debt Trust, Series 2022-2-AB	5.47	% (a)(h)	01/15/2030	583,706
902,047	Sierra Timeshare Receivable Funding LLC, Series 2023-2A-D	9.72	% (a)	04/20/2040	930,364
55,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (a)(b)(c)	08/15/2030	584,136
50,000	SoFi Professional Loan Program LLC, Series 2018-A-R1, Series 2018-A-R1	0.00	% (a)(b)(c)	02/25/2042	559,646
14,827	SoFi Professional Loan Program LLC, Series 2018-A-R2, Series 2018-A-R2	0.00	% (a)(b)(c)	02/25/2042	165,957
100,000	SoFi Professional Loan Program Trust, Series 2018-C-R1	0.00	% (a)(b)(c)	01/25/2048	879,898
546,228	START Ltd., Series 2019-1-C	6.41	% (a)(b)	03/15/2044	202,140
4,300,000	Summit Issuer LLC, Series 2020-1A-C	5.10	% (a)	12/20/2050	3,862,068

Total Asset Backed Obligations (Cost $24,862,113)					23,981,162

Bank Loans - 14.8%
2,848,500	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.43%		04/20/2028	2,930,622
3,391,500	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.39%		08/15/2028	3,401,403
950,000	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.50%		02/16/2028	951,040
1,985,000	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.09%		07/31/2028	1,988,990
3,944,925	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	11.91%		10/20/2028	3,320,641
4,655,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.10%		09/17/2027	4,692,822
2,000,000	Artera Services LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 1.00% Floor)	12.74%		03/06/2026	1,376,570
2,165,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.75%, 0.50% Floor)	11.21%		12/10/2029	1,877,748
2,076,527	Aspen Dental Management, Inc.	11.11	% (d)	12/23/2027	2,050,570
1,506,559	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.86%		10/25/2028	982,404
9,662,677	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.88%, 0.75% Floor)	14.48%		10/25/2029	4,686,398

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
905,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%)	10.72%	01/31/2028	865,026
4,225,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%)	10.72%	01/22/2029	3,997,568
1,294,859	Athenahealth Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.60%	02/15/2029	1,290,975
3,988,200	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.88%	05/08/2028	2,381,294
7,855,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%, 0.50% Floor)	12.54%	12/10/2029	5,838,896
895,905	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.76%	05/10/2027	888,630
2,239,388	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.36%	09/29/2028	2,242,187
937,847	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.10%	12/11/2028	941,542
3,855,000	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.60%	12/29/2028	3,888,249
2,019,693	BYJU’s Alpha, Inc. (Prime Rate + 7.00%, 0.75% Floor)	15.50%	11/24/2026	738,875
472,625	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.32%	08/09/2027	474,397
5,381,138	Cengage Learning, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 1.00% Floor)	10.41%	07/14/2026	5,405,003
940,116	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	9.14%	08/21/2026	932,083
1,886,275	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	9.63%	04/13/2029	1,896,885
1,977,938	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.85%	12/11/2026	1,981,102
525,964	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%	06/02/2028	513,255
1,424,018	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.67%	04/12/2028	1,426,837
1,750,613	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.46%	09/15/2027	1,754,989
1,973,676	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.10%	04/09/2027	1,958,873
1,645,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.62%	12/01/2028	1,650,552
1,630,000	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.60%	10/04/2028	1,630,000
2,425,000	DG Investment Intermediate Holdings 2, Inc. (1 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.22%	03/29/2029	2,198,663
3,845,906	DirectTV Financing LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.65%	08/02/2027	3,852,886
686,899	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.35%	08/24/2028	689,533
2,766,361	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.72%	07/28/2028	2,775,587
195,395	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%	06/22/2029	194,174

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
423,355	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%		06/22/2029	420,709
573,563	EnergySolutions LLC (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.38%		09/18/2030	574,280
1,344,735	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.36%		01/29/2029	1,347,048
2,205,000	FinThrive Software Intermediate Holdings, Inc. (1 Month Secured Overnight Financing Rate + 6.75%, 0.50% Floor)	12.22%		12/17/2029	1,330,166
3,287,000	Flynn Canada Ltd., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.97%		07/21/2028	3,213,043
1,892,797	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.00%, 1.50% Floor)	13.45	% (b)	06/30/2027	1,892,798
6,272,983	Gainwell Acquisition Corporation (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.45%		10/01/2027	6,116,158
970,813	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%)	9.95%		02/19/2026	976,516
531,241	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 1.00% Floor)	9.96%		09/29/2028	534,378
3,333,890	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 1.00% Floor)	9.97%		01/29/2026	3,352,644
3,658,846	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.66%		06/16/2028	3,640,552
2,918,195	Groupe Solmax, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.36%		07/23/2028	2,810,586
5,009,781	Gulf Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%, 1.00% Floor)	12.22%		08/25/2026	5,022,306
2,230,000	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.70%		07/18/2030	2,231,628
1,024,540	Hexion Holdings Corporation, Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	10.02%		03/15/2029	987,037
1,087,125	ION Trading Technologies SARL (3 Month Secured Overnight Financing Rate + 4.75%)	10.20%		03/31/2028	1,089,761
713,575	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.39%		07/07/2028	49,440
1,328,325	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%		03/24/2026	1,327,083
1,188,919	LaserShip, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.50%, 0.75% Floor)	10.40%		05/08/2028	1,095,291
1,025,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 7.50%, 0.75% Floor)	13.40%		04/30/2029	861,000
1,925,144	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%		12/17/2027	1,906,798
728,873	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.00%)	6.47%		06/30/2025	304,913
52,939	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.47%		06/30/2024	36,793
1,110,101	Lereta LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.72%		07/27/2028	852,003
3,065,000	LifePoint Health, Inc., Term Loan (3 Month Secured Overnight Financing Rate + 5.50%)	11.17%		11/16/2028	3,061,552
1,489,250	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.60%		03/31/2029	1,457,603

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
605,500	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.77%	06/21/2027	627,125
5,766,219	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	10.21%	03/27/2026	5,774,954
1,920,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	12.15%	10/15/2029	1,890,605
2,920,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.75%)	14.22%	11/30/2026	255,500
905,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 7.00%)	12.47%	10/19/2026	728,525
992,506	Nouryon Finance B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.35%	04/03/2028	997,623
2,698,238	Olympus Water US Holding Corporation, Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.35%	11/09/2028	2,717,355
1,686,565	OMNIA Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.63%	07/25/2030	1,699,223
2,410,000	Ontario Gaming GTA LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%	08/01/2030	2,423,339
679,031	OYO Hospitality Netherlands B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.25%, 0.75% Floor)	13.88%	06/23/2026	633,763
2,774,038	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%	02/28/2030	2,778,892
1,850,558	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.89%	12/15/2028	1,453,743
680,750	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.45%	12/14/2027	683,943
2,260,595	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	10.21%	03/11/2026	2,265,998
2,860,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%, 0.50% Floor)	12.21%	10/01/2029	1,137,865
4,716,747	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.72%	02/16/2027	4,693,163
1,297,809	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50% + 2.00% PIK, 1.00% Floor)	9.85%	07/01/2028	895,488
165,000	Simon & Schuster, Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.39%	10/30/2030	165,722
1,337,359	Skillsoft Finance II, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.69%	07/14/2028	1,263,804
3,771,145	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%)	12.39%	06/26/2026	309,234
937,749	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 1.00% Floor)	9.46%	10/05/2027	935,991
457,659	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%	06/02/2028	458,995
294,385	Standard Aero Ltd. (1 Month Secured Overnight Financing Rate + 4.00%)	9.35%	08/24/2028	295,514
1,286,751	Tekni-Plex, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.64%	09/15/2028	1,292,863

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,144,391	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.97%		04/07/2028	2,150,095
4,200,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%)	12.22%		07/20/2026	4,207,875
4,548,752	Travelport Finance (Luxembourg) SARL (3 Month Secured Overnight Financing Rate + 7.00%, 1.00% Floor)	12.65%		02/28/2025	4,414,814
860,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.76%		05/03/2027	863,302
618,251	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.11%		10/26/2026	598,158
1,418,503	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.47%		08/27/2025	1,425,000
3,643,696	Viad Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.47%		07/31/2028	3,639,142
2,059,785	Vibrantz Technologies, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.81%		04/23/2029	1,978,898
1,960,000	VT Topco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.66%		08/09/2030	1,972,250
3,374,877	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.75%, 1.00% Floor)	11.39%		06/22/2026	3,384,174
490,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%, 0.75% Floor)	12.61%		07/26/2029	421,400

Total Bank Loans (Cost $207,842,807)					188,593,690

Collateralized Loan Obligations - 12.5%
3,000,000	Apidos, Series 2016-24A-DR (Secured Overnight Financing Rate 3 Month + 6.06%)	11.48	% (a)	10/20/2030	2,837,810
2,500,000	Atrium Corporation, Series 15A-E (Secured Overnight Financing Rate 3 Month + 6.11%, 5.85% Floor)	11.52	% (a)	01/23/2031	2,449,729
3,000,000	Bain Capital Credit Ltd., Series 2017-2A-ER2 (Secured Overnight Financing Rate 3 Month + 7.12%, 6.86% Floor)	12.50	% (a)	07/25/2034	2,844,558
2,250,000	Barings Ltd., Series 2015-2A-ER (Secured Overnight Financing Rate 3 Month + 6.71%)	12.13	% (a)	10/20/2030	2,105,402
1,500,000	Barings Ltd., Series 2018-4A-E (Secured Overnight Financing Rate 3 Month + 6.08%, 5.82% Floor)	11.48	% (a)	10/15/2030	1,421,228
5,000,000	Barings Ltd., Series 2019-2A-DR (Secured Overnight Financing Rate 3 Month + 7.04%, 6.78% Floor)	12.44	% (a)	04/15/2036	4,972,444
1,000,000	Barings Ltd., Series 2020-1A-ER (Secured Overnight Financing Rate 3 Month + 6.91%, 6.65% Floor)	12.31	% (a)	10/15/2036	999,831
6,500,000	Buttermilk Park Ltd., Series 2018-1A-E (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.41	% (a)	10/15/2031	6,134,965
2,500,000	Canyon Capital Ltd., Series 2016-1A-ER (Secured Overnight Financing Rate 3 Month + 6.01%)	11.41	% (a)	07/15/2031	2,335,440
6,650,000	Canyon Capital Ltd., Series 2017-1A-E (Secured Overnight Financing Rate 3 Month + 6.51%)	11.91	% (a)	07/15/2030	6,026,798
2,500,000	Canyon Capital Ltd., Series 2018-1A-E (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.41	% (a)	07/15/2031	2,342,177
1,000,000	Canyon Capital Ltd., Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.67%, 6.41% Floor)	12.07	% (a)	04/15/2034	951,894

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,000,000	Canyon Capital Ltd., Series 2021-2A-E (Secured Overnight Financing Rate 3 Month + 6.96%, 6.96% Floor)	12.36	% (a)	04/15/2034	5,753,074
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-3A-DR (Secured Overnight Financing Rate 3 Month + 5.76%)	11.16	% (a)	10/15/2030	1,871,895
3,000,000	Carlyle Global Market Strategies Ltd., Series 2019-1A-D (Secured Overnight Financing Rate 3 Month + 6.96%, 6.70% Floor)	12.38	% (a)	04/20/2031	2,920,690
1,500,000	Chenango Park Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 6.06%, 5.80% Floor)	11.46	% (a)	04/15/2030	1,401,970
750,000	CIFC Funding Ltd., Series 2013-1A-DR (Secured Overnight Financing Rate 3 Month + 6.91%)	12.31	% (a)	07/16/2030	721,882
2,500,000	Dryden Ltd., Series 2018-55A-F (Secured Overnight Financing Rate 3 Month + 7.46%)	12.86	% (a)(b)	04/15/2031	1,960,286
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-ER (Secured Overnight Financing Rate 3 Month + 5.41%, 5.15% Floor)	10.81	% (a)	01/15/2031	2,509,261
1,250,000	Galaxy Ltd., Series 2017-24A-E (Secured Overnight Financing Rate 3 Month + 5.76%)	11.16	% (a)	01/15/2031	1,191,885
1,232,417	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (Secured Overnight Financing Rate 3 Month + 5.26%)	10.65	% (a)(b)	04/28/2025	282,467
1,416,435	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E (Secured Overnight Financing Rate 3 Month + 6.01%)	11.40	% (a)(b)	04/28/2025	154
3,500,000	LCM LP, Series 14A-FR (Secured Overnight Financing Rate 3 Month + 7.87%)	13.29	% (a)(b)	07/20/2031	1,781,214
5,000,000	LCM LP, Series 17A-ER (Secured Overnight Financing Rate 3 Month + 6.26%, 6.00% Floor)	11.66	% (a)(b)	10/15/2031	3,626,588
6,500,000	LCM LP, Series 26A-E (Secured Overnight Financing Rate 3 Month + 5.56%, 5.30% Floor)	10.98	% (a)	01/20/2031	5,070,447
2,000,000	LCM LP, Series 28A-E (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.43	% (a)	10/20/2030	1,561,677
11,000,000	Madison Park Funding Ltd., Series 2014-14A-ER (Secured Overnight Financing Rate 3 Month + 6.06%, 5.80% Floor)	11.47	% (a)	10/22/2030	10,584,605
1,000,000	Madison Park Funding Ltd., Series 2019-34A-ER (Secured Overnight Financing Rate 3 Month + 6.91%, 6.65% Floor)	12.29	% (a)	04/25/2032	1,014,344
2,000,000	Madison Park Funding Ltd., Series 2019-37A-ER (Secured Overnight Financing Rate 3 Month + 6.41%, 6.15% Floor)	11.81	% (a)	07/15/2033	1,981,182
500,000	Magnetite Ltd., Series 2020-26A-ER (Secured Overnight Financing Rate 3 Month + 6.21%, 5.95% Floor)	11.59	% (a)	07/25/2034	490,957
500,000	Marble Point Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 3.26%)	8.66	% (a)	07/16/2031	448,482
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (Secured Overnight Financing Rate 3 Month + 6.51%, 6.25% Floor)	11.91	% (a)	04/15/2034	1,946,613
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-31A-ER (Secured Overnight Financing Rate 3 Month + 6.76%, 6.50% Floor)	12.18	% (a)	04/20/2031	988,160
1,750,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-ER (Secured Overnight Financing Rate 3 Month + 6.36%, 6.10% Floor)	11.76	% (a)	01/20/2032	1,708,723
2,250,000	Neuberger Berman Loan Advisers Ltd., Series 2019-33A-ER (Secured Overnight Financing Rate 3 Month + 6.51%, 6.25% Floor)	11.91	% (a)	10/16/2033	2,204,949
2,000,000	Newark BSL Ltd., Series 2017-1A-D (Secured Overnight Financing Rate 3 Month + 6.56%)	11.94	% (a)	07/25/2030	1,859,514
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (Secured Overnight Financing Rate 3 Month + 7.41%)	12.81	% (a)	07/15/2029	4,064,103
8,750,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.41	% (a)	07/17/2030	7,884,998
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (Secured Overnight Financing Rate 3 Month + 7.26%)	12.66	% (a)	07/19/2030	5,046,377

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (Secured Overnight Financing Rate 3 Month + 7.51%)	12.91	% (a)	01/24/2033	2,805,838
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (Secured Overnight Financing Rate 3 Month + 8.35%, 8.35% Floor)	13.75	% (a)(b)	07/15/2030	1,478,359
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (Secured Overnight Financing Rate 3 Month + 6.46%)	11.88	% (a)(b)	03/17/2030	3,607,224
500,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (Secured Overnight Financing Rate 3 Month + 3.51%, 3.25% Floor)	8.91	% (a)	10/15/2034	473,129
2,000,000	Octagon Investment Partners Ltd., Series 2019-3A-ER (Secured Overnight Financing Rate 3 Month + 7.01%, 6.75% Floor)	12.41	% (a)	07/15/2034	1,962,061
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-ER (Secured Overnight Financing Rate 3 Month + 6.86%, 6.60% Floor)	12.26	% (a)	07/15/2036	896,319
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.36%, 6.10% Floor)	11.78	% (a)	07/20/2034	474,681
2,400,000	Sound Point Ltd., Series 2019-2A-ER (Secured Overnight Financing Rate 3 Month + 6.73%, 6.47% Floor)	12.13	% (a)	07/15/2034	1,975,746
500,000	Sound Point Ltd., Series 2020-2A-ER (Secured Overnight Financing Rate 3 Month + 6.82%, 6.56% Floor)	12.20	% (a)	10/25/2034	443,120
2,000,000	Sound Point Ltd., Series 2021-3A-E (Secured Overnight Financing Rate 3 Month + 6.87%, 6.61% Floor)	12.25	% (a)	10/25/2034	1,651,490
7,500,000	Steward Park Ltd., Series 2015-1A-ER (Secured Overnight Financing Rate 3 Month + 5.54%, 5.28% Floor)	10.94	% (a)	01/15/2030	6,759,828
2,000,000	THL Credit Wind River Ltd., Series 2013-2A-E1R (Secured Overnight Financing Rate 3 Month + 7.01%)	12.41	% (a)(b)	10/18/2030	1,741,844
3,500,000	THL Credit Wind River Ltd., Series 2014-2A-ER (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.41	% (a)(b)	01/15/2031	2,818,912
2,000,000	THL Credit Wind River Ltd., Series 2014-3A-ER2 (Secured Overnight Financing Rate 3 Month + 6.48%, 6.22% Floor)	11.89	% (a)	10/22/2031	1,495,828
5,000,000	THL Credit Wind River Ltd., Series 2017-1A-ER (Secured Overnight Financing Rate 3 Month + 7.32%, 7.06% Floor)	12.72	% (a)	04/18/2036	4,496,967
3,000,000	THL Credit Wind River Ltd., Series 2017-3A-ER (Secured Overnight Financing Rate 3 Month + 7.31%, 7.05% Floor)	12.71	% (a)	04/15/2035	2,799,380
1,000,000	THL Credit Wind River Ltd., Series 2018-1A-E (Secured Overnight Financing Rate 3 Month + 5.76%)	11.16	% (a)	07/15/2030	925,298
1,000,000	THL Credit Wind River Ltd., Series 2018-2A-E (Secured Overnight Financing Rate 3 Month + 6.01%)	11.41	% (a)	07/15/2030	914,491
7,200,000	Venture Ltd., Series 2016-24A-E (Secured Overnight Financing Rate 3 Month + 6.98%)	12.40	% (a)	10/20/2028	5,740,656
5,000,000	Venture Ltd., Series 2017-26A-E (Secured Overnight Financing Rate 3 Month + 7.06%)	12.48	% (a)	01/20/2029	3,081,209
4,000,000	Venture Ltd., Series 2017-27A-E (Secured Overnight Financing Rate 3 Month + 6.61%)	12.03	% (a)	07/20/2030	2,530,063
1,500,000	Voya Ltd., Series 2017-1A-D (Secured Overnight Financing Rate 3 Month + 6.36%)	11.76	% (a)	04/17/2030	1,336,233
1,000,000	Voya Ltd., Series 2018-2A-E (Secured Overnight Financing Rate 3 Month + 5.51%, 5.25% Floor)	10.91	% (a)	07/15/2031	906,562
1,000,000	Voya Ltd., Series 2018-2A-F (Secured Overnight Financing Rate 3 Month + 7.55%, 7.29% Floor)	12.95	% (a)	07/15/2031	733,936

Total Collateralized Loan Obligations (Cost $181,608,954)					158,347,947

Foreign Corporate Bonds - 37.5%
9,400,000	ABM Investama Tbk PT	9.50	% (a)	08/05/2026	9,004,079
5,400,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	4,199,902
3,372,500	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	2,768,354

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,200,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	3,208,716
17,580,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	13,003,130
12,357,470	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	9,973,343
2,000,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	1,552,880
23,092,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	17,929,552
1,500,000	Alibaba Group Holding Ltd.	3.25%		02/09/2061	944,525
376,662	Alpha Holdings S.A. de C.V.	10.00	% (a)(b)(f)	12/19/2024	5,650
14,407,320	Alpha Holdings S.A. de C.V.	10.00	% (b)(f)	12/19/2024	216,110
12,208,365	Alpha Holdings S.A. de C.V.	9.00	% (a)(b)(f)	02/10/2025	183,125
5,939,205	Alpha Holdings S.A. de C.V.	9.00	% (b)(f)	02/10/2025	89,088
3,300,000	ARD Finance S.A. (7.25% PIK)	6.50	% (a)	06/30/2027	1,545,341
14,697,000	Aris Mining Corporation	6.88%		08/09/2026	12,778,821
18,331,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (g)	04/22/2031	13,129,579
16,800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50	% (a)	04/16/2031	14,101,080
8,805,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	7,390,477
9,700,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (g)	01/24/2032	8,264,400
3,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (a)(g)	01/24/2032	2,556,000
17,700,000	Braskem Idesa SAPI	6.99	% (a)	02/20/2032	10,378,144
20,000,000	Braskem Idesa SAPI	6.99%		02/20/2032	11,726,717
4,300,000	Braskem Netherlands Finance B.V.	8.50%		01/12/2031	4,004,375
7,200,000	Braskem Netherlands Finance B.V.	5.88%		01/31/2050	4,997,403
22,400,000	BRF S.A.	5.75%		09/21/2050	16,758,491
1,958,000	Calfrac Holdings LP	10.88	% (a)	03/15/2026	1,762,161
4,648,000	Camposol S.A.	6.00%		02/03/2027	3,239,920
16,400,000	Canacol Energy Ltd.	5.75%		11/24/2028	11,975,880
550,000	CAP S.A.	3.90%		04/27/2031	428,450
300,000	CEMEX, S.A.B de C.V. (5 Year CMT Rate + 4.53%)	5.13	% (g)	06/08/2026	284,754
6,547,775	CFG Investment S.A.C	10.00%		11/07/2032	2,782,804
4,413,196	CFG Investment S.A.C	13.98	% (b)(h)	11/07/2032	4,831,126
2,800,000	Connect Finco LLC	6.75	% (a)	10/01/2026	2,785,677
16,100,000	Coruripe Netherlands B.V.	10.00%		02/10/2027	12,376,875
17,286,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (f)(g)	11/29/2027	319,791
9,150,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (a)(f)(g)	11/29/2027	169,275
4,200,000	CSN Resources S.A.	4.63%		06/10/2031	3,438,144
300,000	CT Trust	5.13%		02/03/2032	262,517
9,508,709	Digicel Group Holdings Ltd.	0.00	% (a)(b)	12/31/2030	794,843
91,218	Digicel Group Holdings Ltd.	0.00	% (a)(b)	12/31/2030	81,039
2,983,048	Digicel Group Holdings Ltd.	0.00	% (a)(b)	12/31/2030	2,733,543
4,135,902	Digicel Group Holdings Ltd.	0.00	% (a)(b)	12/31/2030	—
1,375,000	eG Global Finance PLC	12.00	% (a)	11/30/2028	1,465,523
8,450,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	6,920,799
17,011,000	Frigorifico Concepcion S.A.	7.70	% (a)	07/21/2028	14,417,248
6,160,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	5,220,754
3,000,000	Garda World Security Corporation	9.50	% (a)	11/01/2027	3,027,852
4,205,000	Garda World Security Corporation	6.00	% (a)	06/01/2029	3,773,789
25,500,000	Gran Tierra Energy, Inc.	9.50	% (a)	10/15/2029	22,412,843

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,700,000	IAMGOLD Corporation	5.75%		10/15/2028	9,216,574
1,500,000	Interpipe Holdings PLC	8.38	% (a)	05/13/2026	1,087,140
5,925,566	Invepar Holdings	0.00	% (b)(f)	12/30/2028	—
4,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (g)	02/27/2025	3,521,695
5,100,000	JBS USA Luxembourg S.A.	4.38%		02/02/2052	3,801,688
9,652,000	Kawasan Industri Jababeka Tbk PT	7.50	% (a)(e)	12/15/2027	8,011,160
2,600,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)	12/31/2027	2,485,834
2,600,000	MARB BondCo PLC	3.95%		01/29/2031	2,113,602
25,025,916	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	19,643,843
6,300,000	Metinvest B.V.	7.75%		10/17/2029	3,861,113
7,600,000	Mexarrend SAPI de C.V.	10.25	% (f)	07/24/2024	1,692,900
17,360,000	Mexarrend SAPI de C.V.	10.25	% (a)(f)	07/24/2024	3,866,940
4,100,000	Millicom International Cellular S.A.	4.50%		04/27/2031	3,413,263
23,000,000	Oi S.A.	10.00	% (f)	07/27/2025	1,150,000
1,576,943	Oi S.A. (6.00% PIK)	14.00	% (a)	09/07/2024	1,576,943
570,474	Oi S.A. (6.00% PIK)	14.00	% (a)(b)	09/07/2024	570,474
1,740,000	Ontario Gaming GTA LP	8.00	% (a)	08/01/2030	1,795,628
14,325,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% (a)	02/11/2025	7,538,531
7,665,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	4,033,706
13,400,000	Prime Energia S.p.A.	5.38%		12/30/2030	10,480,586
11,596,000	RKP Overseas Finance Ltd.	7.95	% (g)	02/17/2024	2,268,757
2,650,000	Ronshine China Holdings Ltd.	6.75	% (f)	08/05/2024	62,275
19,350,000	Ronshine China Holdings Ltd.	7.35	% (f)	12/15/2024	449,888
10,200,000	Sasol Financing USA LLC	5.50%		03/18/2031	8,602,262
1,330,000	Seaspan Corporation	5.50	% (a)	08/01/2029	1,113,808
5,400,000	SierraCol Energy Andina LLC	6.00	% (a)	06/15/2028	4,549,175
11,103,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	9,353,610
14,500,000	Simpar Europe S.A.	5.20%		01/26/2031	12,576,213
3,935,000	Telesat LLC	5.63	% (a)	12/06/2026	2,416,938
3,021,000	Tervita Corporation	11.00	% (a)	12/01/2025	3,185,690
4,229,000	Thaioil Treasury Center Company Ltd.	3.75%		06/18/2050	2,983,702
18,804,000	Tullow Oil PLC	10.25	% (a)	05/15/2026	16,797,613
8,496,103	UEP Penonome S.A.	6.50%		10/01/2038	6,481,008
11,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (a)(f)(g)	01/29/2025	56,100
24,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (f)(g)	01/29/2025	122,400
13,400,000	Unigel Luxembourg S.A.	8.75	% (f)	10/01/2026	3,685,134
16,183,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25	% (g)	02/27/2025	12,299,080
18,200,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	11,179,679
15,300,000	Vedanta Resources Ltd.	6.13%		08/09/2024	10,188,332
1,700,000	VTR Comunicaciones SpA	4.38%		04/15/2029	851,454
2,587,000	VTR Finance NV	6.38%		07/15/2028	677,305

Total Foreign Corporate Bonds (Cost $714,965,837)					475,976,932

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 13.8%
3,000,000	Brazilian Government International Bond	4.75%		01/14/2050	2,317,867
500,000	Colombia Government International Bond	4.13%		02/22/2042	358,972
16,000,000	Colombia Government International Bond	5.00	% (i)	06/15/2045	12,469,840

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,300,000	Colombia Government International Bond	5.20%		05/15/2049	4,942,142
12,000,000	Colombia Government International Bond	4.13%		05/15/2051	8,015,274
5,400,000	Comision Federal de Electricidad	4.68%		02/09/2051	3,850,353
10,750,000	Dominican Republic International Bond	5.88%		01/30/2060	9,325,625
6,500,000	Ecopetrol S.A.	5.88%		05/28/2045	5,141,597
25,000,000	Ecopetrol S.A.	5.88%		11/02/2051	18,943,375
10,000,000	Mexico City Airport Trust	5.50%		07/31/2047	8,643,350
8,000,000	Mexico Government International Bond	3.77%		05/24/2061	5,448,763
22,000,000	OCP S.A.	5.13%		06/23/2051	16,756,938
4,500,000	Panama Government International Bond	3.87%		07/23/2060	2,706,421
800,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	675,173
29,500,000	Petroleos del Peru S.A.	5.63%		06/19/2047	18,200,762
17,200,000	Petroleos Mexicanos	6.38	% (i)	01/23/2045	11,226,340
10,200,000	Petroleos Mexicanos	6.75%		09/21/2047	6,686,875
13,000,000	Republic of South Africa Government Bond	5.65	% (i)	09/27/2047	10,431,850
3,500,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	3,193,348
5,150,000	Ukraine Government International Bond	9.75	% (f)	11/01/2030	1,493,500
15,000,000	Ukraine Government International Bond	7.25	% (f)	03/15/2035	3,647,565
3,450,000	YPF S.A.	8.50%		06/27/2029	3,198,623
22,407,000	YPF S.A.	7.00%		12/15/2047	16,950,376

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $211,218,118)					174,624,929

Non-Agency Commercial Mortgage Backed Obligations - 13.7%
5,000,000	ACREC LLC, Series 2023-FL2-C (Secured Overnight Financing Rate 1 Month + 4.28%, 4.28% Floor)	9.64	% (a)	02/19/2038	4,986,910
13,000,000	Alen Mortgage Trust, Series 2021-ACEN-F (Secured Overnight Financing Rate 1 Month + 5.11%, 5.00% Floor)	10.48	% (a)	04/15/2034	5,281,036
81,197,613	BANK5, Series 2023-5YR4-XA	1.20	% (h)(j)	12/15/2056	3,293,383
3,318,000	BDS Ltd., Series 2021-FL8-C (Secured Overnight Financing Rate 1 Month + 1.66%, 1.55% Floor)	7.02	% (a)	01/18/2036	3,217,717
6,325,000	Beast Mortgage Trust, Series 2021-1818-G (Secured Overnight Financing Rate 1 Month + 6.11%, 6.25% Floor)	11.48	% (a)	03/15/2036	3,293,941
121,775,000	Benchmark Mortgage Trust, Series 2020-B18-AGNX	0.47	% (a)(h)(j)	07/15/2053	807,015
6,757,145	BSREP Commercial Mortgage Trust, Series 2021-DC-G (Secured Overnight Financing Rate 1 Month + 3.96%, 3.85% Floor)	9.33	% (a)	08/15/2038	3,908,608
3,650,000	BX Commercial Mortgage Trust, Series 2019-IMC-D (Secured Overnight Financing Rate 1 Month + 1.95%, 1.90% Floor)	7.31	% (a)	04/15/2034	3,602,836
10,200,000	Cantor Commercial Real Estate Lending, Series 2019-CF2-SWX1	1.28	% (a)(h)(j)	11/15/2052	615,260
12,080,000	Cantor Commercial Real Estate Lending, Series 2019-CF2-SWX2	1.01	% (a)(h)(j)	11/15/2052	571,008
8,095,225	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (Secured Overnight Financing Rate 1 Month + 2.96%, 2.85% Floor)	8.33	% (a)	10/15/2035	7,183,173
30,511,115	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XG	1.20	% (a)(h)(j)	10/10/2047	203,387
4,484,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(h)	02/10/2048	3,760,826
2,260,000	COMM Mortgage Trust, Series 2013-CR12-AM	4.30%		10/10/2046	1,874,570
3,929,315	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-F	3.75	% (a)(b)	08/10/2047	491,290
6,758,730	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-G	3.75	% (a)(b)	08/10/2047	64,803
14,000	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-V	0.00	% (a)(b)(h)	08/10/2047	1
18,438,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XD	1.21	% (a)(h)(j)	10/10/2048	343,883
4,875,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(h)	05/10/2041	2,137,422

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,433,000	FIVE Mortgage Trust, Series 2023-V1-D	6.40	% (a)(h)	02/10/2056	1,210,392
10,000,000	Great Wolf Trust, Series 2019-WOLF-F (Secured Overnight Financing Rate 1 Month + 3.25%, 3.13% Floor)	8.81	% (a)	12/15/2036	9,828,078
4,651,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (Secured Overnight Financing Rate 1 Month + 5.11%, 5.00% Floor)	10.48	% (a)	11/15/2036	4,338,774
7,896,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-H (Secured Overnight Financing Rate 1 Month + 6.05%, 5.93% Floor)	11.41	% (a)	11/15/2026	7,339,071
2,535,131	GS Mortgage Securities Trust, Series 2014-GC20-E	4.49	% (a)(b)(h)	04/10/2047	339,893
6,273,000	GS Mortgage Securities Trust, Series 2015-GC28-D	4.31	% (a)(h)	02/10/2048	5,556,299
43,855,609	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.55	% (a)(h)(j)	08/15/2046	1,493
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00	% (a)(b)(h)	04/15/2047	12,163,412
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75	% (a)(b)(h)	04/15/2047	5,674,676
20,909,813	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75	% (a)(b)(h)	04/15/2047	1,805,546
33,207,401	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.72	% (a)(h)(j)	08/15/2047	122,834
1,600,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-D	3.87	% (a)(h)	01/15/2048	1,302,005
5,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81	% (a)(b)(h)	02/15/2048	1,679,042
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.50	% (a)(h)(j)	02/15/2048	306,733
3,000,000	LoanCore Issuer Ltd., Series 2021-CRE5-C (Secured Overnight Financing Rate 1 Month + 2.46%, 2.46% Floor)	7.83	% (a)	07/15/2036	2,839,614
2,379,000	LSTAR Commercial Mortgage Trust, Series 2017-5-C	4.67	% (a)(h)	03/10/2050	1,900,959
14,928,355	Med Trust, Series 2021-MDLN-G (Secured Overnight Financing Rate 1 Month + 5.36%, 5.25% Floor)	10.73	% (a)	11/15/2038	14,340,898
4,550,000	MF1 LLC, Series 2022-FL10-C (Secured Overnight Financing Rate 1 Month + 4.48%, 4.48% Floor)	9.84	% (a)	09/17/2037	4,558,782
29,828,097	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.44	% (h)(j)	08/15/2049	873,468
3,357,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (Secured Overnight Financing Rate 1 Month + 2.91%, 2.80% Floor)	8.28	% (a)	05/15/2036	1,633,344
13,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (Secured Overnight Financing Rate 1 Month + 3.76%, 3.65% Floor)	9.13	% (a)	05/15/2036	3,160,638
5,000,000	Natixis Commercial Mortgage Securities Trust, Series 2022-JERI-G (Secured Overnight Financing Rate 1 Month + 7.46%, 7.46% Floor)	12.82	% (a)	01/15/2039	4,418,905
500,000,000	SCOTT Trust, Series 2023-SFS-X	0.12	% (a)(h)(j)	03/15/2040	3,378,500
24,352,775	SMR Mortgage Trust, Series 2022-INDI-HRR (Secured Overnight Financing Rate 1 Month + 10.50%, 10.50% Floor)	15.86	% (b)	02/15/2039	20,102,680
7,458,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50	% (a)(h)	12/15/2050	4,705,215
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25	% (a)(b)	08/15/2050	38,385
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.58	% (a)(h)(j)	08/15/2050	13,460
4,179,759	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.58	% (a)(h)(j)	08/15/2050	11,168
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.22	% (a)(b)(h)	06/15/2048	5,399,028
38,737,225	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.22	% (a)(b)(h)	06/15/2048	6,999,081
23,520,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XEF	1.77	% (a)(h)(j)	10/15/2049	895,536
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	1,602,857
78,814,809	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.78	% (a)(h)(j)	03/15/2047	53,038

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $251,118,397)					174,230,873

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Non-Agency Residential Collateralized Mortgage Obligations - 2.6%
2,000,000	Connecticut Avenue Securities Trust, Series 2021-R02-2B2 (Secured Overnight Financing Rate 30 Day Average + 6.20%)	11.54	% (a)	11/25/2041	2,065,539
3,000,000	Connecticut Avenue Securities Trust, Series 2021-R03-1B2 (Secured Overnight Financing Rate 30 Day Average + 5.50%, 5.50% Floor)	10.84	% (a)	12/25/2041	3,037,434
5,000,000	Connecticut Avenue Securities Trust, Series 2022-R01-1B2 (Secured Overnight Financing Rate 30 Day Average + 6.00%)	11.34	% (a)	12/25/2041	5,120,933
4,500,000	Connecticut Avenue Securities Trust, Series 2022-R02-2B1 (Secured Overnight Financing Rate 30 Day Average + 4.50%)	9.84	% (a)	01/25/2042	4,643,577
4,000,000	Connecticut Avenue Securities Trust, Series 2023-R05-1B2 (Secured Overnight Financing Rate 30 Day Average + 6.85%, 6.85% Floor)	12.19	% (a)	06/25/2043	4,181,493
3,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA2-B2 (Secured Overnight Financing Rate 30 Day Average + 5.45%)	10.79	% (a)	12/25/2033	3,119,024
5,130,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2021-DNA1-B2 (Secured Overnight Financing Rate 30 Day Average + 4.75%)	10.09	% (a)	01/25/2051	5,253,520
2,000,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2021-DNA2-B2 (Secured Overnight Financing Rate 30 Day Average + 6.00%)	11.34	% (a)	08/25/2033	2,242,964
2,000,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2021-HQA1-B2 (Secured Overnight Financing Rate 30 Day Average + 5.00%)	10.34	% (a)	08/25/2033	2,030,060
1,500,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2022-DNA2-B1 (Secured Overnight Financing Rate 30 Day Average + 4.75%)	10.09	% (a)	02/25/2042	1,555,517

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $30,162,538)					33,250,061

US Corporate Bonds - 23.0%
3,770,000	Allied Universal Holdco LLC	9.75	% (a)	07/15/2027	3,698,433
8,175,000	Artera Services LLC	9.03	% (a)	12/04/2025	7,741,112
4,038,000	ASP Unifrax Holdings, Inc.	7.50	% (a)	09/30/2029	2,059,501
3,245,000	Bausch & Lomb Escrow Corporation	8.38	% (a)	10/01/2028	3,427,336
5,215,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	5,034,045
750,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	754,822
3,500,000	Brand Industrial Services, Inc.	10.38	% (a)	08/01/2030	3,705,730
3,000,000	Caesars Entertainment, Inc.	8.13	% (a)	07/01/2027	3,077,352
5,800,000	Carnival Corporation	7.63	% (a)(i)	03/01/2026	5,908,495
3,000,000	Carnival Corporation	10.50	% (a)	06/01/2030	3,283,590
8,280,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	4,313,673
1,136,000	Clarios Global LP	6.75	% (a)	05/15/2025	1,146,707
6,440,000	Clarios Global LP	8.50	% (a)	05/15/2027	6,474,525
5,110,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)(i)	06/01/2029	4,253,693
3,815,000	ClubCorp Holdings, Inc.	8.50	% (a)(i)	09/15/2025	3,398,726
4,665,000	Cobra AcquisitionCo LLC	6.38	% (a)	11/01/2029	3,601,147
1,680,000	Community Health Systems, Inc.	6.00	% (a)	01/15/2029	1,514,134
1,310,000	Community Health Systems, Inc.	10.88	% (a)	01/15/2032	1,370,758
10,160,000	CSI Compressco LP	7.50	% (a)(i)	04/01/2025	10,159,187
7,695,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	7,187,861

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,120,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	6,065,930
2,140,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	1,710,876
15,745,000	Embarq Corporation	8.00%		06/01/2036	9,859,913
2,425,000	Endo Luxembourg Finance Company SARL	6.13	% (a)	04/01/2029	1,554,231
4,820,000	Ferrellgas LP	5.88	% (a)	04/01/2029	4,558,312
1,375,000	Frontier Communications Holdings LLC	5.88	% (a)	10/15/2027	1,329,530
3,255,000	Full House Resorts, Inc.	8.25	% (a)(i)	02/15/2028	3,062,695
2,780,000	GoTo Group, Inc.	5.50	% (a)	09/01/2027	1,347,390
665,000	GrafTech Global Enterprises, Inc.	9.88	% (a)(i)	12/15/2028	513,712
3,615,000	H-Food Holdings LLC	8.50	% (a)	06/01/2026	361,500
1,325,000	Hightower Holding LLC	6.75	% (a)(i)	04/15/2029	1,204,836
4,247,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	4,066,076
4,000,000	IRB Holding Corporation	7.00	% (a)	06/15/2025	4,003,120
3,300,000	Level 3 Financing, Inc.	10.50	% (a)	05/15/2030	3,203,095
4,785,000	LifePoint Health, Inc.	11.00	% (a)	10/15/2030	5,045,314
2,595,000	Lions Gate Capital Holdings LLC	5.50	% (a)(i)	04/15/2029	1,943,850
6,330,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	6,076,610
5,100,000	McGraw-Hill Education, Inc.	5.75	% (a)	08/01/2028	4,922,877
3,850,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	3,485,867
2,000,000	Michaels Companies, Inc.	5.25	% (a)	05/01/2028	1,582,660
2,500,000	ModivCare Escrow Issuer, Inc.	5.00	% (a)	10/01/2029	2,046,675
1,385,000	ModivCare, Inc.	5.88	% (a)	11/15/2025	1,369,239
5,425,000	Moss Creek Resources Holdings, Inc.	7.50	% (a)	01/15/2026	5,418,876
11,420,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	11,543,325
1,295,000	NGL Energy Partners LP	7.50%		04/15/2026	1,288,624
550,000	Olympus Water US Holding Corporation	6.25	% (a)(i)	10/01/2029	489,110
1,970,000	OneMain Finance Corporation	9.00%		01/15/2029	2,084,416
3,580,000	PECF USS Intermediate Holding Corporation	8.00	% (a)	11/15/2029	1,829,326
5,450,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	5,306,381
4,395,000	Premier Entertainment Sub LLC	5.88	% (a)(i)	09/01/2031	3,433,528
9,555,470	Pyxus Holdings, Inc.	8.50	% (a)	12/31/2027	6,115,501
9,880,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	5,077,777
5,050,000	Realogy Group LLC	5.75	% (a)	01/15/2029	3,930,284
270,000	Royal Caribbean Cruises Ltd.	7.25	% (a)	01/15/2030	282,151
6,655,000	Sabre GLBL, Inc.	8.63	% (a)	06/01/2027	6,061,868
1,930,000	Spirit AeroSystems, Inc.	9.75	% (a)	11/15/2030	2,077,112
8,340,000	SWF Escrow Issuer Corporation	6.50	% (a)(i)	10/01/2029	6,002,757
1,500,000	Tallgrass Energy Partners LP	7.50	% (a)	10/01/2025	1,509,067
6,568,000	Team Health Holdings, Inc.	6.38	% (a)	02/01/2025	5,508,023
5,300,000	TKC Holdings, Inc.	10.50	% (a)	05/15/2029	4,801,879
1,930,000	TMS International Corporation	6.25	% (a)	04/15/2029	1,594,865
2,675,000	Townsquare Media, Inc.	6.88	% (a)(i)	02/01/2026	2,622,931
2,695,000	Trident TPI Holdings, Inc.	12.75	% (a)	12/31/2028	2,887,019
5,070,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	4,421,902
3,278,000	Triumph Group, Inc.	7.75	% (i)	08/15/2025	3,269,905
9,485,000	United Natural Foods, Inc.	6.75	% (a)(i)	10/15/2028	7,691,007

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,005,000	Univision Communications, Inc.	6.63	% (a)	06/01/2027	4,994,978
1,605,000	Univision Communications, Inc.	7.38	% (a)	06/30/2030	1,602,267
3,915,000	Upbound Group, Inc.	6.38	% (a)	02/15/2029	3,678,397
6,685,000	Venture Global LNG, Inc.	8.38	% (a)	06/01/2031	6,691,600
2,355,000	Venture Global LNG, Inc.	9.88	% (a)	02/01/2032	2,454,532
2,110,000	Vibrantz Technologies, Inc.	9.00	% (a)(i)	02/15/2030	1,675,806
9,170,000	Viking Cruises Ltd.	9.13	% (a)	07/15/2031	9,777,850
5,205,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	5,014,533
2,830,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	2,957,248
1,490,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	456,312
6,210,000	XHR LP	6.38	% (a)	08/15/2025	6,199,785

Total US Corporate Bonds (Cost $330,847,022)					292,176,077

US Government and Agency Mortgage Backed Obligations - 3.8%
4,474,834	Federal Home Loan Mortgage Corporation REMICS, Series 3631-SJ (-1 x Secured Overnight Financing Rate 30 Day Average + 6.13%, 6.24% Cap)	0.79	% (j)(k)	02/15/2040	371,698
844,646	Federal Home Loan Mortgage Corporation REMICS, Series 3770-SP (-1 x Secured Overnight Financing Rate 30 Day Average + 6.39%, 6.50% Cap)	1.05	% (j)(k)	11/15/2040	16,620
9,996,191	Federal Home Loan Mortgage Corporation REMICS, Series 3980-SX (-1 x Secured Overnight Financing Rate 30 Day Average + 6.39%, 6.50% Cap)	1.05	% (j)(k)	01/15/2042	1,251,634
23,731,487	Federal Home Loan Mortgage Corporation REMICS, Series 5129-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.70%, 0.00% Floor, 2.70% Cap)	0.00	% (j)(k)	12/25/2044	100,902
50,596,795	Federal Home Loan Mortgage Corporation, Series 2021-P009-X	1.37	% (h)(j)	01/25/2031	2,018,261
2,149,178	Federal National Mortgage Association REMICS, Series 2006-83-SH (-1 x Secured Overnight Financing Rate 30 Day Average + 6.45%, 6.56% Cap)	1.11	% (j)(k)	09/25/2036	170,980
7,694,655	Federal National Mortgage Association REMICS, Series 2010-123-SK (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.60	% (j)(k)	11/25/2040	843,323
5,548,789	Federal National Mortgage Association REMICS, Series 2012-60-SN (-1 x Secured Overnight Financing Rate 30 Day Average + 6.49%, 6.60% Cap)	1.15	% (j)(k)	06/25/2042	581,827
9,524,865	Federal National Mortgage Association REMICS, Series 2019-46-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.65	% (j)(k)	08/25/2049	903,920
41,909,063	Federal National Mortgage Association REMICS, Series 2021-17-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	% (j)(k)	04/25/2051	477,428
2,033,929	FREMF Mortgage Trust, Series 2017-KF27-B (Secured Overnight Financing Rate 30 Day Average + 4.46%, 4.35% Floor)	9.80	% (a)	12/25/2026	2,008,573
6,152,066	FREMF Mortgage Trust, Series 2018-KF56-C (Secured Overnight Financing Rate 30 Day Average + 5.91%, 5.80% Floor)	11.25	% (a)	11/25/2028	5,321,375
16,599,005	FREMF Mortgage Trust, Series 2019-KF71-C (Secured Overnight Financing Rate 30 Day Average + 6.11%, 6.00% Floor)	11.45	% (a)	10/25/2029	15,820,540
8,506,429	Government National Mortgage Association, Series 2011-128-TS (-1 x Secured Overnight Financing Rate 1 Month + 5.94%, 6.05% Cap)	0.58	% (j)(k)	05/16/2041	882,169
25,180,237	Government National Mortgage Association, Series 2015-64-SG (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.13	% (j)(k)	05/20/2045	2,369,279
3,422,533	Government National Mortgage Association, Series 2018-145-IA	4.00	% (j)	10/20/2045	292,503

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,039,797	Government National Mortgage Association, Series 2020-129-SE (-1 x Secured Overnight Financing Rate 1 Month + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	% (j)(k)	09/20/2050	76,744
15,645,806	Government National Mortgage Association, Series 2020-146-SH (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (j)(k)	10/20/2050	2,245,184
5,689,629	Government National Mortgage Association, Series 2020-187-SB (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (j)(k)	12/20/2050	800,313
22,154,923	Government National Mortgage Association, Series 2020-47-SL (-1 x Secured Overnight Financing Rate 1 Month + 5.26%, 0.00% Floor, 5.37% Cap)	0.00	% (j)(k)	07/20/2044	1,837,875
11,868,230	Government National Mortgage Association, Series 2020-61-SU (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.13	% (j)(k)	07/16/2045	1,172,049
34,556,752	Government National Mortgage Association, Series 2021-107-SA (-1 x Secured Overnight Financing Rate 1 Month + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	% (j)(k)	06/20/2051	1,508,019
19,266,219	Government National Mortgage Association, Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	% (j)(k)	07/20/2051	236,123
43,065,645	Government National Mortgage Association, Series 2021-139-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	% (j)(k)	08/20/2051	937,388
44,481,161	Government National Mortgage Association, Series 2021-77-SG (-1 x Secured Overnight Financing Rate 1 Month + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	% (j)(k)	05/20/2051	1,705,168
17,781,061	Government National Mortgage Association, Series 2021-7-IQ	2.50	% (j)	01/20/2051	2,256,507
38,675,575	Government National Mortgage Association, Series 2021-96-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	% (j)(k)	06/20/2051	858,528
57,226,048	Government National Mortgage Association, Series 2021-97-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (j)(k)	06/20/2051	780,489
33,225,128	Government National Mortgage Association, Series 2021-97-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap	0.00	% (j)(k)	06/20/2051	409,723

Total US Government and Agency Mortgage Backed Obligations (Cost $72,097,924)					48,255,142

Common Stocks - 0.7%
51,725	ATD Holdings, Inc. (b)(i)(l)				1,551,750
212,801	CFG Investment S.A.C (b)(l)				1,540,679
8,608	GTT Communications, Inc. (b)(l)				133,424
105,426	Intelsat Emergence S.A. (b)(l)				3,030,998
26,458	Legacy Notes (b)(l)				234,947
183,948	Longview Equity (b)(l)				2,575,272
34,608	Riverbed - Class B (b)(l)				4,499

Total Common Stocks (Cost $37,838,807)					9,071,569

Escrow Notes - 0.0% (m)
15,700,000	Alpha Holdings S.A. de C.V. (b)(l)				—
15,700,000	Alpha Holdings S.A. de C.V. (b)(l)				—
19,250,000	Alpha Holdings S.A. de C.V. (b)(l)				—
19,250,000	Alpha Holdings S.A. de C.V. (b)(l)				—

Total Escrow Notes (Cost $-)					—

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Rights - 0.2%
333,957	Legacy Backstop (b)(l)				2,965,538

Total Rights (Cost $829,210)					2,965,538

Warrants - 0.0% (m)
27,621	GTT Communications, Inc., Expiration 12/30/2027, Strike Price $0.00 (b)(l)				10,358

Total Warrants (Cost $386,878)					10,358

Short Term Investments - 0.7%
3,075,633	BlackRock Liquidity Funds FedFund - Institutional Shares	5.25	% (n)		3,075,633
3,075,597	Fidelity Institutional Money Market Government Portfolio - Class I	5.24	% (n)		3,075,597
3,075,947	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (n)		3,075,947

Total Short Term Investments (Cost $9,227,177)					9,227,177

Total Investments - 125.2% (Cost $2,073,005,782) (o)					1,590,711,455
Liabilities in Excess of Other Assets - (25.2)%					(320,418,053)

NET ASSETS - 100.0%					$1,270,293,402

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)	Perpetual maturity. The date disclosed is the next call date of the security.

(h)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(i)	Security, or portion of security is on loan as of period end pursuant to the Liquidity Agreement.

(j)	Interest only security

(k)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	Non-income producing security

(m)	Represents less than 0.05% of net assets

(n)	Seven-day yield as of period end

(o)

Under the Fund’s Liquidity Agreement, the lender, through its agent, has been granted a security interest in substantially all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the lender.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	37.5%
US Corporate Bonds	23.0%
Bank Loans	14.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	13.8%
Non-Agency Commercial Mortgage Backed Obligations	13.7%
Collateralized Loan Obligations	12.5%
US Government and Agency Mortgage Backed Obligations	3.8%
Non-Agency Residential Collateralized Mortgage Obligations	2.6%
Asset Backed Obligations	1.9%
Short Term Investments	0.7%
Common Stocks	0.7%
Rights	0.2%
Warrants	0.0%	(m)
Escrow Notes	0.0%	(m)
Other Assets and Liabilities	(25.2)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	13.8%
Non-Agency Commercial Mortgage Backed Obligations	13.7%
Collateralized Loan Obligations	12.5%
Energy	12.3%
Consumer Products	5.9%
Mining	4.6%
Transportation	4.4%
Banking	3.9%
US Government and Agency Mortgage Backed Obligations	3.8%
Chemicals/Plastics	3.7%
Healthcare	3.3%
Media	3.2%
Utilities	3.0%
Electronics/Electric	2.9%
Chemical Products	2.7%
Non-Agency Residential Collateralized Mortgage Obligations	2.6%
Commercial Services	2.4%
Telecommunications	2.3%
Retailers (other than Food/Drug)	2.2%
Leisure	2.1%
Finance	2.0%
Asset Backed Obligations	1.9%
Business Equipment and Services	1.7%
Automotive	1.6%
Real Estate	1.3%
Technology	1.3%
Financial Intermediaries	1.3%
Hotels/Motels/Inns and Casinos	1.3%
Building and Development (including Steel/Metals)	1.2%
Industrial Equipment	1.1%
Food Products	1.0%
Aerospace & Defense	0.8%
Short Term Investments	0.7%
Containers and Glass Products	0.6%
Insurance	0.5%
Beverage and Tobacco	0.5%
Food Service	0.5%
Environmental Control	0.3%
Construction	0.1%
Pharmaceuticals	0.1%
Cosmetics/Toiletries	0.1%
Other Assets and Liabilities	(25.2)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	71.7%
Colombia	14.4%
Brazil	7.3%
Mexico	6.9%
India	5.3%
Canada	2.7%
Peru	2.4%
Argentina	1.6%
Paraguay	1.5%
South Africa	1.5%
Indonesia	1.3%
Ghana	1.3%
Morocco	1.3%
Ukraine	0.8%
Dominican Republic	0.7%
Burkina Faso	0.7%
Panama	0.7%
United Kingdom	0.5%
Luxembourg	0.5%
Singapore	0.3%
Guatemala	0.3%
Jamaica	0.3%
Hong Kong	0.3%
Trinidad And Tobago	0.3%
Thailand	0.2%
Chile	0.2%
China	0.1%
Ireland	0.1%
Other Assets and Liabilities	(25.2)%

100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
US Treasury Ultra Long Bond Future	Long	300	03/19/2024	$40,078,125	$3,613,397
10-Year US Treasury Ultra Note Future	Long	660	03/19/2024	77,890,313	3,372,895

					$6,986,292

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

1. Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

2. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Due to custodian as recorded on the Statement of Assets and Liabilities is recorded at cost and approximates fair value; it is classified as level 2 under the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2023:

Category
Investments in Securities
Level 1
Short Term Investments	$9,227,177

Total Level 1	9,227,177
Level 2
Foreign Corporate Bonds	466,471,934
US Corporate Bonds	292,176,077
Bank Loans	186,700,892
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	174,624,929
Collateralized Loan Obligations	141,050,899
Non-Agency Commercial Mortgage Backed Obligations	119,473,036
US Government and Agency Mortgage Backed Obligations	48,255,142
Non-Agency Residential Collateralized Mortgage Obligations	33,250,061
Asset Backed Obligations	19,967,876

Total Level 2	1,482,970,846
Level 3
Non-Agency Commercial Mortgage Backed Obligations	54,757,837
Collateralized Loan Obligations	17,297,048
Foreign Corporate Bonds	9,504,998
Common Stocks	9,071,569
Asset Backed Obligations	4,013,286
Rights	2,965,538
Bank Loans	1,892,798
Warrants	10,358
Escrow Notes	—

Total Level 3	99,513,432

Total	$1,590,711,455

Category
Other Financial Instruments
Level 1
Futures Contracts	$6,986,292

Total Level 1	6,986,292
Level 2
Unfunded Loan Commitments	1,189

Total Level 2	1,189

Level 3	—

Total	$6,987,481

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of September 30, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$54,348,647	—	$(3,212)	$412,402	$—	$—	$—	$—	$54,757,837	$(3,212)
Collateralized Loan Obligations	13,955,148	—	(340,887)	7,401	68,162	—	3,607,224	—	17,297,048	(279,282)
Foreign Corporate Bonds	5,698,051	509,937	(2,513,268)	3,105	7,045,120	(1,237,947)	—	—	9,504,998	194,165
Common Stocks	12,265,338	(613,336)	819,830	—	—	(3,400,263)	—	—	9,071,569	530,911
Asset Backed Obligations	4,848,996	(578)	(101,962)	(50)	41,592	(774,712)	—	—	4,013,286	(541,089)
Rights	5,522,270	206,758	(536,292)	—	—	(2,227,198)	—	—	2,965,538	(370,692)
Bank Loans	1,898,725	1,663	(23,675)	22,012	—	(5,927)	—	—	1,892,798	(21,945)
Warrants	10,358	—	—	—	—	—	—	—	10,358	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$98,547,533	$104,444	$(2,699,466)	$444,870	$7,154,874	$(7,646,047)	$3,607,224	$—	$99,513,432	$(491,144)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$54,757,837	Market Comparables	Market Quotes	$0.01 - $86.18 ($66.57)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$17,297,048	Market Comparables	Market Quotes	$0.01 - $90.18 ($76.73)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$9,504,998	Market Comparables	Market Quotes	$0.00 - $109.47 ($89.53)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$9,071,569	Market Comparables	Market Quotes	$0.13 - $30.00 ($20.71)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
		Market Transaction Approach	EV Multiple	6.45x (6.45x)	Significant changes in EV multiple would have resulted in direct changes in the fair value of the security
		Comparable Company Approach	EV Multiples	5.40x (5.40x)	Significant changes in EV multiples would have resulted in direct changes in the fair value of the security
			Illiquidity Discounts	10% (10%)	Significant changes in illiquidity discounts would have resulted in indirect changes in the fair value of the security
Asset Backed Obligations	$4,013,286	Market Comparables	Market Quotes	$2.66 - $1,119.29 ($577.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,965,538	Market Comparables	Market Quotes	$8.88 ($8.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$1,892,798	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$10,358	Market Comparables	Market Quotes	$0.38 ($0.38)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.